Asset Impairment (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	265
Powder River Basin
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	180
Asset impairment, after tax	107
Railroad Transportation Equipment
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	80 [1]
Asset impairment, after tax	59
Other Investment
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	5
Options
Impaired Long-Lived Assets Held and Used [Line Items]
Option impairment (Note 15)	26
Options | Powder River Basin
Impaired Long-Lived Assets Held and Used [Line Items]
Option impairment (Note 15)	26
Construction in Progress | Powder River Basin
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	134
Land and Land Improvements | Powder River Basin
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	20

[1]	Impairment loss on locomotives In the fourth quarter of 2012, CP reached a decision to dispose of a certain series of locomotives to improve operating efficiencies, and accordingly performed an impairment test on these assets. The impairment test determined that the net book value of these locomotives exceeded their estimated fair value by $80 million. The estimated fair value represents the expected future cashflows from the disposal of these locomotives. The impairment charge of $80 million ($59 million after-tax) was recorded in "Asset impairment" and charged against income.